Stock-Based Compensation (Stock-Based Compensation Costs Included in Operating Expenses and Total Intrinsic Value of Options Exercised) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs	$ 922	$ 767	$ 3,310	$ 1,909	$ 2,710
Intrinsic value of stock options exercised		79	79	3,573	632
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs	913	945	3,624	2,464	1,478
Collaboration warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs	$ 9	$ (178)	$ (314)	$ (555)	$ 1,232